SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
SEGMENT REPORTING

16.       SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of sales of consumer products, and (ii) Services which consisted of provision of services such as logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenues, costs and gross profit and is not provided with asset information by segment. As of December 31, 2017, the total assets of Product sales segment and Services sales segment was $104,559 and $4,178.

The following table presents selected financial information relating to the Group’s segments:

	For the years ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261

Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787

Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581

Loss before income tax expense			$(9,675)

	For the years ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937

Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634

Loss from operations			(9,084)
Exchange loss on offshore bank accounts			(120)
Interest income			518

Loss before income tax expense			$(8,686)

	For the years ended December 31, 2015
	Product sales	Services	Consolidated

Revenues	$312,332	$11,431	$323,763
Cost of revenues	196,753	10,601	207,354

Gross profit	115,579	830	116,409
Unallocated operating expenses			155,568

Loss from operations			(39,159)
Exchange loss on offshore bank accounts			(938)
Interest income			773

Loss before income tax expense			$(39,324)

Components of the Group’s Product sales are presented in the following table:

	For the years ended December 31,
	2015	2016	2017

Apparel	$118,673	$89,291	$99,160
Other general merchandise	193,659	172,792	194,791

Total product sales revenues	$312,332	$262,083	$293,951

The following table summarizes the Group’s total net revenues generated in different geographic locations and as a percentage of total net revenues.

	For the years ended December 31,
	2015		2016		2017
	Revenues	%	Revenues	%	Revenues	%

Europe	$184,057	56.8	$145,185	49.6	$153,697	48.1
North America	88,790	27.4	77,814	26.6	73,339	22.9
Other countries	50,916	15.8	69,488	23.8	92,845	29.0

Total net revenues	$323,763	100.0	$292,487	100.0	$319,881	100.0

North America’s net revenues include revenues from the United States of, $74,296, $66,475 and $60,810 during the years ended December 31, 2015, 2016 and 2017 respectively. Europe’s net revenues include revenues from France of $39,571, $31,321 and $34,693 during the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2015, 2016 and 2017 substantially all of long-lived assets of the Group are located in the PRC.